Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
RNC Genter Dividend Income Fund (Prospectus Summary) | RNC Genter Dividend Income Fund | RNC Genter Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GDIIX

RNC Genter Dividend Income Fund (Prospectus Summary) | RNC Genter Dividend Income Fund
RNC Genter Dividend Income Fund
Investment Objective
The Fund's investment objective is long-term capital appreciation and current income.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	RNC Genter Dividend Income Fund
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee or overnight check delivery fee	15
Retirement account fees (annual maintenance and redemption requests)	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		RNC Genter Dividend Income Fund
Management fees		0.90%
Distribution (Rule 12b-1) Fee		0.25%
Other expenses		9.37%
Total annual fund operating expenses		10.52%
Fee waiver and/or expense reimbursements	[1]	(9.27%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1]	1.25%
[1]	Effective January 1, 2010, the Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.25% of average daily net assets of the Fund. This agreement is in effect until March 1, 2014, and it may be terminated before that date only by the Trust's Board of Trustees. The advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment. The expense limit in the table has been restated to reflect the current rate.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
RNC Genter Dividend Income Fund	127	397	2,618	7,184

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its assets plus borrowings for investment purposes in equity securities that have records of paying dividends.  The Fund will invest primarily in companies with market capitalizations of  $10 billion or higher at the time of initial purchase.  In addition, the Fund will invest in a diversified portfolio of 25 to 50 securities typically spread across many economic sectors. Investments in and weightings of individual sectors will vary based on the Advisor's assessment of valuation and the economic outlook. The Fund may invest up to 20% of its assets in foreign securities. The Fund's investments in foreign securities will primarily be in
American Depository Receipts ("ADRs"), which are receipts that represent interests in foreign securities held on deposit by U.S. banks.

Principal Risks of Investing
The Fund's principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. The Fund's share price may be affected by a sudden decline in the market value of an investment, or by an overall decline in the stock market.

Foreign Securities Risk. The prices of foreign securities may be more volatile because of economic conditions abroad, political developments, and changes in the regulatory environment. In addition, changes in currency and exchange rates may adversely affect share prices.

Management Risk. The skill of the Advisor will play a significant role in the
Fund's ability to achieve its investment objective.

Sector Risk. From time to time, the Fund may invest a significant amount of its total assets in certain sectors of the economy, which may be subject to specific risks, like changes in governmental regulation and policy and changes in market sentiment. For example, as of October 31, 2010, 16.3% of the Fund's assets were invested in the Health Care sector. Companies within this sector are subject to various risk considerations such as competition, patent considerations, regulatory approval of products, and government regulation.

Performance
The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the performance of broad-based market indices. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the performance of broad-based market indices.

Calendar-Year Total Returns

During the period of time shown in the bar chart, the highest return for a calendar quarter was 12.97% (quarter ended 9/30/2009, and the lowest return for a calendar quarter was -10.13% (quarter ended 3/31/2009).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
RNC Genter Dividend Income Fund	Return Before Taxes		12.47%	16.01%	Dec 31, 2008
RNC Genter Dividend Income Fund After Taxes on Distributions	Return After Taxes on Distributions	[1]	10.95%	14.96%	Dec 31, 2008
RNC Genter Dividend Income Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	[1]	9.51%	13.54%	Dec 31, 2008
RNC Genter Dividend Income Fund Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	[2]	15.51%	17.58%	Dec 31, 2008
RNC Genter Dividend Income Fund MSCI US Investable Market High Dividend Yield Index	MSCI US Investable Market High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)	[2]	16.62%	17.01%	Dec 31, 2008
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Russell 1000 Value Index is a performance benchmark that reflects the market sectors in which the Fund primarily invests. The MSCI US Investable Market High Dividend Yield Index is a performance benchmark reflecting returns of companies with high dividend yields similar to those companies held by the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
RNC Genter Dividend Income Fund (Prospectus Summary) | RNC Genter Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	RNC Genter Dividend Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objective is long-term capital appreciation and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its assets plus borrowings for investment purposes in equity securities that have records of paying dividends.  The Fund will invest primarily in companies with market capitalizations of  $10 billion or higher at the time of initial purchase.  In addition, the Fund will invest in a diversified portfolio of 25 to 50 securities typically spread across many economic sectors. Investments in and weightings of individual sectors will vary based on the Advisor's assessment of valuation and the economic outlook. The Fund may invest up to 20% of its assets in foreign securities. The Fund's investments in foreign securities will primarily be in
American Depository Receipts ("ADRs"), which are receipts that represent interests in foreign securities held on deposit by U.S. banks.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. The Fund's share price may be affected by a sudden decline in the market value of an investment, or by an overall decline in the stock market.

Foreign Securities Risk. The prices of foreign securities may be more volatile because of economic conditions abroad, political developments, and changes in the regulatory environment. In addition, changes in currency and exchange rates may adversely affect share prices.

Management Risk. The skill of the Advisor will play a significant role in the
Fund's ability to achieve its investment objective.

Sector Risk. From time to time, the Fund may invest a significant amount of its total assets in certain sectors of the economy, which may be subject to specific risks, like changes in governmental regulation and policy and changes in market sentiment. For example, as of October 31, 2010, 16.3% of the Fund's assets were invested in the Health Care sector. Companies within this sector are subject to various risk considerations such as competition, patent considerations, regulatory approval of products, and government regulation.

Risk, Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the performance of broad-based market indices. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the performance of broad-based market indices.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar-Year Total Returns
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the performance of broad-based market indices.

Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the highest return for a calendar quarter was 12.97% (quarter ended 9/30/2009, and the lowest return for a calendar quarter was -10.13% (quarter ended 3/31/2009).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
RNC Genter Dividend Income Fund (Prospectus Summary) | RNC Genter Dividend Income Fund | RNC Genter Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This agreement is in effect until March 1, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.13%)
RNC Genter Dividend Income Fund | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
RNC Genter Dividend Income Fund | MSCI US Investable Market High Dividend Yield Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI US Investable Market High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
RNC Genter Dividend Income Fund | RNC Genter Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Wire fee or overnight check delivery fee	rr_ShareholderFeeOther	15
Retirement account fees (annual maintenance and redemption requests)	ck0001318342_ShareholderFeeOther2	15
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	9.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	10.52%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(9.27%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.25%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,618
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	7,184
Annual Return 2009	rr_AnnualReturn2009	19.65%
Annual Return 2010	rr_AnnualReturn2010	12.47%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
RNC Genter Dividend Income Fund | RNC Genter Dividend Income Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
RNC Genter Dividend Income Fund | RNC Genter Dividend Income Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008

[1]	The Russell 1000 Value Index is a performance benchmark that reflects the market sectors in which the Fund primarily invests. The MSCI US Investable Market High Dividend Yield Index is a performance benchmark reflecting returns of companies with high dividend yields similar to those companies held by the Fund.
[2]	Effective January 1, 2010, the Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.25% of average daily net assets of the Fund. This agreement is in effect until March 1, 2014, and it may be terminated before that date only by the Trust's Board of Trustees. The advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment. The expense limit in the table has been restated to reflect the current rate.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.